AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.8%
Long-Term Municipal Bonds – 91.0%
California – 86.1%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047	$17,955	$9,079,833
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,309,227
Series 2020-A 5.00%, 10/01/2045	1,500	1,574,128
Series 2020-C 5.00%, 10/01/2045	1,000	1,049,419
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	8,633,605
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,266,016
Series 2021 1.95% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,487,048
1.97% (MUNIPSA + 0.30%), 04/01/2056(a)	2,000	1,938,596
2.08% (MUNIPSA + 0.41%), 04/01/2056(a)	10,000	9,680,945
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	6,345	6,400,215
Series 2022-A 4.00%, 05/01/2053	3,675	3,738,603
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	2,600	2,627,702
5.25%, 05/01/2048	2,750	2,764,500
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	2,350	1,938,343
4.00%, 02/01/2056(b)	1,000	888,723
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	2,000	1,777,446
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	500	359,219
4.00%, 08/01/2046(b)	4,000	3,175,437

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	$1,000	$716,738
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040	1,365	1,350,059
4.00%, 06/01/2049	12,155	11,412,514
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,318,705
5.00%, 12/01/2044	6,885	7,082,957
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,591,221
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	16,535	19,432,724
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,211,514
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044(c)	2,500	2,556,248
5.00%, 10/01/2052(c)	1,000	1,016,325
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,110,541
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,041,360
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(b)	1,000	867,413
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(b)	625	509,696
4.00%, 06/01/2061(b)	840	654,261
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,429,194
5.00%, 08/15/2036	3,000	3,135,326
5.00%, 08/15/2042	2,000	2,067,914
5.00%, 08/15/2047	1,000	1,025,407

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	$5,165	$5,048,308
4.00%, 04/01/2038	7,000	6,800,618
4.00%, 04/01/2040	3,000	2,882,210
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,448,870
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033 (Pre-refunded/ETM)	5,000	5,108,602
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	7,199	6,704,995
Series 2021-2 0.823%, 03/25/2035	3,000	175,011
Series 2021-3, Class A 3.25%, 08/20/2036	1,977	1,787,437
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,894	7,824,952
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(b)	7,500	7,414,488
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 2.02% (MUNIPSA + 0.35%), 08/01/2047(a)	6,300	6,218,257
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	1,500	1,295,870
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,465,273
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,947,418
5.00%, 06/01/2046	1,500	1,516,686
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,960	3,029,603
5.00%, 04/01/2041	3,000	3,054,340

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	$565	$596,238
5.00%, 10/01/2033	625	657,031
5.00%, 10/01/2034	570	597,233
5.00%, 10/01/2035	600	627,905
5.00%, 10/01/2036	1,150	1,202,276
5.00%, 10/01/2037	2,000	2,084,655
5.00%, 10/01/2039	2,000	2,075,618
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	965	859,149
4.00%, 10/01/2051	1,200	1,048,111
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,590,610
5.00%, 05/15/2042	4,705	4,856,817
5.00%, 05/15/2049	4,500	4,606,223
5.00%, 05/15/2052	1,575	1,609,272
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	498,434
4.00%, 11/15/2052	3,605	3,046,024
4.00%, 11/15/2056	1,090	898,349
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,056,760
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,300,648
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2036	5,685	5,863,711
5.00%, 12/31/2037	4,000	4,120,162
5.00%, 12/31/2047	10,005	10,149,382
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	4,946,436
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039(b)	9,740	9,802,344
5.00%, 11/21/2045(b)	8,000	7,880,530
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	1,489,440

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	$2,000	$2,169,667
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,312,894
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,033,802
5.00%, 10/15/2047	2,665	2,722,238
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	2,712,442
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	4,735,100
Series 2016 5.25%, 07/01/2052(b)	2,500	2,556,911
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(b)	1,200	1,214,054
5.00%, 06/01/2047(b)	1,565	1,566,189
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	3,000	3,014,960
Series 2021 4.00%, 10/01/2046(b)	1,250	1,063,482
Series 2022 5.00%, 10/01/2061(b)	2,000	1,975,129
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(b)	2,325	2,243,379
5.00%, 06/01/2051(b)	2,910	2,773,416
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	432,493
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	4,817,784
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	625	619,794

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	$1,000	$1,011,058
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(b)	935	958,765
5.00%, 07/01/2047(b)	2,485	2,515,370
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(b)	600	608,465
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(b)	1,000	1,003,740
5.00%, 06/01/2046(b)	2,500	2,435,386
Series 2017 5.125%, 06/01/2047(b)	700	692,680
Series 2017-G 5.00%, 06/01/2037(b)	360	361,481
5.00%, 06/01/2053(b)	1,550	1,491,065
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047(b)	1,500	1,510,425
5.00%, 06/01/2053(b)	3,800	3,813,527
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	591,024
5.875%, 10/01/2044	1,000	1,028,778
6.00%, 10/01/2049	715	736,903
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,280,819
Series 2021-B 2.144%, 11/01/2033	6,000	4,783,718
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,644,183
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,115,346
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026	720	759,738
5.00%, 10/01/2027	1,000	1,053,880
5.00%, 10/01/2028	1,125	1,184,298
5.00%, 10/01/2045	2,800	2,870,610

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(b)	$1,135	$1,191,742
5.00%, 11/01/2041(b)	1,875	1,948,292
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,035,484
5.00%, 05/15/2035	1,410	1,458,814
5.00%, 05/15/2036	1,500	1,551,282
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,093,456
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2051(b)	2,150	2,067,442
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	5,000	5,028,726
5.00%, 12/01/2041(b)	1,315	1,306,144
Series 2018-A 5.50%, 12/01/2058(b)	1,700	1,719,591
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,681,481
5.375%, 11/01/2049(b)	2,500	2,345,634
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(b)	2,295	2,203,165
5.25%, 07/01/2049(b)	2,675	2,462,204
5.25%, 07/01/2052(b)	1,565	1,426,952
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	4,650	4,169,717
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,065,277
5.00%, 05/01/2043	1,000	1,059,678
City of Encinitas CA Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	965	965,000
5.00%, 09/01/2027 (Pre-refunded/ETM)	955	955,000
5.00%, 09/01/2029 (Pre-refunded/ETM)	770	770,000

	Principal Amount (000)	U.S. $ Value

City of Fairfield CA (City of Fairfield CA COP) Series 2007 Zero Coupon, 04/01/2035	$3,700	$2,281,363
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	650	665,909
5.00%, 09/02/2029	1,110	1,136,403
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	2,400	2,536,192
5.00%, 09/01/2048	4,250	4,469,354
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,133,648
5.00%, 05/15/2040	2,250	2,289,018
5.00%, 05/15/2045	2,250	2,278,822
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,094,407
City of Los Angeles Department of Airports Series 2019 4.00%, 05/15/2044	4,045	3,805,899
Series 2022 3.25%, 05/15/2049	2,000	1,578,711
5.00%, 05/15/2045	1,500	1,581,421
Series 2022-H 4.00%, 05/15/2047	10,000	9,339,660
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,712,254
5.00%, 09/02/2028	530	538,206
5.00%, 09/02/2030	745	755,467
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,789,644
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,400,824
5.00%, 09/01/2034	1,000	1,062,147
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	671,665
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,900	3,855,430

	Principal Amount (000)	U.S. $ Value

City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	$1,100	$1,156,676
5.00%, 03/01/2034	2,000	2,092,814
5.00%, 03/01/2035	3,500	3,647,472
5.00%, 03/01/2037	1,800	1,869,014
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,051,899
5.00%, 01/01/2047	2,750	2,806,174
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,670,716
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,000	1,413,315
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	3,000	2,664,093
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	4,000	2,821,934
4.00%, 08/01/2047(b)	1,830	1,412,644
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	778,064
3.00%, 08/01/2037	940	848,963
3.00%, 08/01/2038	2,175	1,937,165
County of Los Angeles CA Community Facilities District No 2021-01 Series 2022 5.00%, 09/01/2047	2,750	2,781,799
5.00%, 09/01/2052	2,500	2,516,975
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,027,316
5.00%, 09/01/2045	1,250	1,289,751
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,856,727
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	4,000	2,974,969
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(b)	1,000	733,531

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	$3,000	$2,287,821
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	5,000	3,999,958
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	872,089
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	1,000	735,555
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(b)	1,000	724,922
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,500	2,041,255
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	720,082
4.00%, 12/01/2056(b)	1,000	781,190
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	2,000	1,498,043
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 0.00%, 09/01/2062(b)	1,645	869,018
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	1,849,725
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	729,964
4.00%, 10/01/2048(b)	3,000	2,285,042

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	$1,500	$1,077,264
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,115,244
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,597,660
Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	5,000	4,095,128
1.85%, 06/01/2031	1,205	1,182,311
3.85%, 06/01/2050	5,000	4,528,420
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(b)	5,000	4,932,659
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	1,000	1,046,151
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,808,688
5.00%, 09/01/2035	1,835	1,903,328
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028	3,500	3,504,593
5.00%, 11/01/2029	3,080	3,084,042
Los Angeles Community College District/CA Series 2019-K 4.00%, 08/01/2038	2,500	2,539,648
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2022-G 5.00%, 12/01/2035	5,500	6,360,933
Los Angeles Department of Water & Power Water System Revenue Series 2022-C 5.00%, 07/01/2043	10,000	11,231,509
Los Angeles Unified School District/CA Series 2020-R 4.00%, 07/01/2036	5,000	5,151,468
4.00%, 07/01/2037	4,500	4,608,629
4.00%, 07/01/2038	6,000	6,116,692
4.00%, 07/01/2044	9,000	8,663,623
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012-B 5.00%, 10/01/2028	4,365	4,371,401
5.00%, 10/01/2029	4,855	4,861,880
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	1,001,758
Series 2009-B 6.50%, 11/01/2039	10,000	12,069,379

	Principal Amount (000)	U.S. $ Value

Menifee Union School District Series 2018 5.00%, 09/01/2043	$1,000	$1,048,643
5.00%, 09/01/2048	1,215	1,267,185
Metropolitan Water District of Southern California Series 2021-D 1.81% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,093,476
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	1,640	1,763,783
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,613,216
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,366,050
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,417,319
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,304,254
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,455,876
Palomar Health Series 2016-A 5.00%, 08/01/2031	1,285	1,383,109
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,167,477
Series 2017 5.00%, 11/01/2042	1,000	1,024,496
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	970,000
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,561,643
5.00%, 09/01/2034	995	1,033,986
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,456,747
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,119,385
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	554,624
5.00%, 09/01/2033	500	551,263
5.00%, 09/01/2037	2,235	2,422,661
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.00%, 09/01/2052	5,200	5,078,995

	Principal Amount (000)	U.S. $ Value

Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	$9,165	$9,365,220
Series 2021 4.00%, 06/01/2046	5,000	4,568,449
Sacramento County Water Financing Authority (Sacramento County Water Agency) Series 2007-B 1.609% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	1,450	1,350,984
1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	4,759,672
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037	2,500	2,450,886
4.00%, 07/01/2038	2,000	1,955,890
Series 2020 5.00%, 07/01/2035	650	694,183
5.00%, 07/01/2036	500	532,856
5.00%, 07/01/2037	250	265,294
5.00%, 07/01/2038	250	263,699
5.00%, 07/01/2039	255	267,510
5.00%, 07/01/2040	250	261,671
Series 2021-A 4.00%, 07/01/2056	4,750	4,383,094
Series 2021-B 4.00%, 07/01/2046	2,500	2,321,454
San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,180	3,251,723
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,311,824
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,078,056
5.00%, 08/01/2035	1,000	1,073,948
Series 2016-C 5.00%, 08/01/2032	1,000	1,080,975
5.00%, 08/01/2035	1,000	1,073,948
San Francisco Intl Airport (San Francisco Intl Airport) Series 2017-A 5.00%, 05/01/2042	2,000	2,064,255
Series 2022-A 4.00%, 05/01/2052	10,000	9,088,961
Series 2022-C 3.283%, 05/01/2036	3,000	2,587,196
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,796,520

	Principal Amount (000)	U.S. $ Value

Sierra Joint Community College District School Facilities District No. 2 Series 2007-B Zero Coupon, 06/01/2032	$5,485	$3,915,146
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033	5,000	5,198,501
5.00%, 07/01/2034	3,200	3,327,040
State of California Series 2004 5.30%, 04/01/2029	5	5,013
Series 2013 5.00%, 02/01/2031	5,000	5,054,822
Series 2014 5.00%, 12/01/2030	2,000	2,065,904
Series 2019 5.00%, 04/01/2029	10,000	11,508,417
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	3,022,323
5.00%, 09/01/2034	1,000	1,076,804
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,096,995
5.00%, 08/01/2034	1,105	1,174,937
5.00%, 08/01/2035	595	631,088
5.00%, 08/01/2036	775	818,153
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026	1,375	1,375,000
5.25%, 09/01/2028	1,000	1,000,000
5.50%, 09/01/2030	1,635	1,635,000
5.50%, 09/01/2033	500	500,000
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,656,566
5.00%, 06/01/2023	1,160	1,183,584
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,071,316
5.00%, 06/01/2048	13,825	14,285,804
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,072,858
5.00%, 10/01/2045	2,000	2,111,029
5.00%, 10/01/2049	2,200	2,314,256

	Principal Amount (000)	U.S. $ Value

University of California Series 2023-B 5.00%, 05/15/2034(c)	$1,740	$1,977,230
5.00%, 05/15/2035(c)	5,000	5,637,498
5.00%, 05/15/2036(c)	5,000	5,599,412
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	605,957
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,167,548
5.00%, 01/01/2032	3,700	3,852,282
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,090,095
5.00%, 07/01/2033	1,500	1,562,542

		844,051,495

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	461,558
Series 2018 7.125%, 09/01/2038(b)	1,385	1,595,307

		2,056,865

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	104,048
5.00%, 01/01/2038	100	103,562
5.00%, 01/01/2039	100	104,589
5.00%, 01/01/2048	215	219,752
5.00%, 01/01/2056	655	675,549
5.00%, 01/01/2059	220	223,170

		1,430,670

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	603,762
Series 2023 5.375%, 10/01/2040(c)	250	243,520
5.375%, 10/01/2043(c)	1,050	1,011,996
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,372,786
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,075,021
5.00%, 10/01/2037	1,300	1,357,452
5.00%, 10/01/2040	1,000	1,038,967
Series 2022-A 5.00%, 10/01/2044	3,700	3,840,499

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$290	$295,562
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A
5.00%, 12/01/2029	3,805	3,977,228
5.00%, 12/01/2030	415	432,165
5.00%, 12/01/2032	455	470,331
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,650,446

		20,369,735

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,097,072

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	200	221,341
6.35%, 10/01/2040(b)	135	149,405

		370,746

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	314,338

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	535	505,182

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	445	411,299
Zero Coupon, 07/01/2033	1,238	702,445
4.00%, 07/01/2033	410	382,921
4.00%, 07/01/2035	9	8,008
4.00%, 07/01/2037	7	6,695
4.00%, 07/01/2041	10	8,867
4.00%, 07/01/2046	11	8,963
5.25%, 07/01/2023	283	287,132
5.375%, 07/01/2025	521	537,102
5.625%, 07/01/2027	801	848,655
5.625%, 07/01/2029	716	769,354
5.75%, 07/01/2031	145	159,012
Series 2022-C 0.00%, 11/01/2043	68	34,774
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,012,291

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041	$725	$725,353
Series 2007-C 5.50%, 07/01/2031	140	144,879
Series 2007-N 5.25%, 07/01/2034	1,020	1,035,037
5.25%, 07/01/2036	1,070	1,083,359
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	2,110	2,186,257
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	647,720
Series 2019-A 4.329%, 07/01/2040	1,065	1,033,870
4.55%, 07/01/2040	90	89,774
5.00%, 07/01/2058	2,650	2,564,158

		14,687,925

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	1,012,219

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,805	1,830,055

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	130	116,331
5.00%, 01/01/2049(b)	100	87,196
5.00%, 01/01/2055(b)	410	350,193

		553,720

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	100,598
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	2,000	1,889,873

		1,990,471

Total Long-Term Municipal Bonds (cost $951,370,634)		891,270,493

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.8%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-D 1.26%, 08/01/2035(g)	$1,100	$1,100,000
1.48%, 08/01/2035(g)	700	700,000
Antelope Valley-East Kern Water Agency Series 2008-A 1.45%, 06/01/2037(g)	1,125	1,125,000
California Statewide Communities Development Authority (Scripps Health Obligated Group) Series 2012-A 1.25%, 08/01/2035(g)	11,410	11,410,000
California Statewide Communities Development Authority (Western University of Health Sciences) Series 2019 1.42%, 06/01/2039(g)	5,470	5,470,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 1.52%, 07/01/2037(g)	1,805	1,805,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 1.52%, 07/01/2037(g)	550	550,000
City of Los Angeles CA Series 2022 4.00%, 06/29/2023	7,000	7,098,260
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 1.48%, 02/15/2027(g)	1,875	1,875,000
County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 1.48%, 05/15/2029(g)	1,000	1,000,000
County of San Bernardino CA (WLP Mountain View Apartments LLC) Series 2004-A 1.48%, 02/15/2027(g)	3,545	3,545,000
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 1.48%, 02/15/2027(g)	275	275,000
San Francisco City & County Redevelopment Agency Successor Agency (Mercy Terrace LLC) Series 2005-A 1.46%, 06/15/2035(g)	1,150	1,150,000
State of California Series 2018-C 1.34%, 05/01/2033(g)	6,600	6,600,000

	Principal Amount (000)	U.S. $ Value

Western Municipal Water District Facilities Authority Series 2017-A 1.38%, 10/01/2042(g)	$3,525	$3,525,000

Total Short-Term Municipal Notes (cost $47,221,745)		47,228,260

Total Municipal Obligations (cost $998,592,379)		938,498,753

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Agency CMBS – 1.0%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	6,435	6,303,725
Series 2021-3, Class X 0.787%, 08/20/2036(h)	2,620	164,592
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,681	3,013,753

Total Commercial Mortgage-Backed Securities (cost $11,600,020)		9,482,070

	Shares

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(i)(j)(k) (cost $37,676,728)	37,676,728	37,676,728

Total Investments – 100.6% (cost $1,047,869,127)(l)		985,657,551
Other assets less liabilities – (0.6)%		(5,671,278)

Net Assets – 100.0%		$979,986,273

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$647,131	$—	$647,131
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	141,855	—	141,855
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	321,039	—	321,039
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	317,562	—	317,562
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(2,282,850)	—	(2,282,850)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(533,914)	(11,909)	(522,005)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	4,078,938	—	4,078,938
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,817,577	—	3,817,577
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	(193,856)	—	(193,856)
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(123,354)	—	(123,354)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,202,218	—	1,202,218
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,193,467	—	1,193,467
USD	655	01/15/2030	1.714%	CPI#	Maturity	116,331	—	116,331
USD	655	01/15/2030	1.731%	CPI#	Maturity	115,287	—	115,287

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	$532,975	$—	$532,975
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	547,923	—	547,923
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(268,977)	—	(268,977)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(347,021)	—	(347,021)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(93,819)	—	(93,819)

						$9,188,512	$(11,909)	$9,200,421

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(380,660)	$—	$(380,660)
USD	20,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	2,236,793	—	2,236,793
USD	17,000	04/15/2032	1.280%	1 Day SOFR	Annual	2,354,035	—	2,354,035
USD	15,000	04/15/2032	2.891%	1 Day SOFR	Annual	(2,499)	—	(2,499)
USD	14,500	04/15/2032	2.455%	1 Day SOFR	Annual	585,803	—	585,803
USD	13,900	04/15/2032	1.284%	1 Day SOFR	Annual	1,920,529	—	1,920,529
USD	9,000	04/15/2032	1.729%	1 Day SOFR	Annual	894,379	—	894,379
USD	8,000	04/15/2032	1.618%	1 Day SOFR	Annual	872,065	—	872,065
USD	13,000	02/15/2041	1 Day SOFR	2.654%	Annual	(427,450)	—	(427,450)

						$8,052,995	$—	$8,052,995

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$1,136,711	$—	$1,136,711

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2022.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $159,108,686 or 16.2% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	IO - Interest Only.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,872,270 and gross unrealized depreciation of investments was $(71,693,719), resulting in net unrealized depreciation of $(43,821,449).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$891,270,493	$—	$891,270,493
Short-Term Municipal Notes	—	47,228,260	—	47,228,260
Commercial Mortgage-Backed Securities	—	9,482,070	—	9,482,070
Short-Term Investments	37,676,728	—	—	37,676,728

Total Investments in Securities	37,676,728	947,980,823	—	985,657,551
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	13,032,303	—	13,032,303
Centrally Cleared Interest Rate Swaps	—	8,863,604	—	8,863,604
Interest Rate Swaps	—	1,136,711	—	1,136,711
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(3,843,791)	—	(3,843,791)
Centrally Cleared Interest Rate Swaps	—	(810,609)	—	(810,609)

Total	$37,676,728	$966,359,041	$—	$1,004,035,769

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,518	$122,458	$97,299	$37,677	$132